UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York         8/13/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        70
                                               -------------

Form 13F Information Table Value Total:       $1,383,437
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCE AUTO PARTS INC             COM          00751Y106   47,184     865,600   SH       SOLE          865,600
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105   31,745   5,857,000   SH       SOLE        5,857,000
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE GROUP INC         COM          037933108   25,789   1,151,300   SH       SOLE        1,151,300
-----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP                   COM          001547108   11,215     875,500   SH       SOLE          875,500
-----------------------------------------------------------------------------------------------------------------------------------
ABERCOMBIE & FITCH CO              CL A         002896207    6,836     283,400   SH       SOLE          283,400
-----------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP                         COM          049513104    4,382     700,000   SH       SOLE          700,000
-----------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP                      COM          125965103    2,230     160,000   SH       SOLE          160,000
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108   15,731     613,300   SH       SOLE          613,300
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103   82,119   5,171,249   SH       SOLE        5,171,249
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                      COM          126117100   21,584     814,479   SH       SOLE          814,479
-----------------------------------------------------------------------------------------------------------------------------------
CNF INC                            COM          12612W104   13,297     350,100   SH       SOLE          350,100
-----------------------------------------------------------------------------------------------------------------------------------
CNH GLOBAL N V                     SHS          N20935107    8,564   2,125,000   SH       SOLE        2,125,000
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                       COM          131347106   12,000   1,707,000   SH       SOLE        1,707,000
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032809   31,672   1,768,400   SH       SOLE        1,768,400
-----------------------------------------------------------------------------------------------------------------------------------
CONVERGYS CORP                     COM          212485106    7,062     362,500   SH       SOLE          362,500
-----------------------------------------------------------------------------------------------------------------------------------
DIEBOLD INC                        COM          253651103    4,908     131,800   SH       SOLE          131,800
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109   25,835   1,392,000   SH       SOLE        1,392,000
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                      COM NEW      368710406   13,846     413,300   SH       SOLE          413,300
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                        COM          292505104   19,908     650,592   SH       SOLE          650,592
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                        COM          281020107   20,318   1,195,200   SH       SOLE        1,195,200
-----------------------------------------------------------------------------------------------------------------------------------
CALLAWAY GOLF CO                   COM          131193104    3,254     205,400   SH       SOLE          205,400
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                       COM          28336L109    9,481     460,000   SH       SOLE          460,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT -MCMORAN COPPER & GO      CL B         35671D857   36,248   2,030,700   SH       SOLE        2,030,700
-----------------------------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC                 COM          349631101      224       4,000   SH       SOLE            4,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP                CL H NEW     370442832   30,627   2,944,900   SH       SOLE        2,944,900
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR TV GUIDE INTL INC          COM          36866W106   16,266   3,017,800   SH       SOLE        3,017,800
-----------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP                 SHS          G3930E101    9,228     337,400   SH       SOLE          337,400
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                     COM          406216101   13,151     825,000   SH       SOLE          825,000
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO              COM          410768105    9,296     688,600   SH       SOLE          688,600
-----------------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW                 COM          564055101   45,317   1,970,300   SH       SOLE        1,970,300
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                 CL A         435569108   29,632   2,469,300   SH       SOLE        2,469,300
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM          427056106   54,764   4,721,000   SH       SOLE        4,721,000
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS             COM          49455P101    9,505     250,000   SH       SOLE          250,000
-----------------------------------------------------------------------------------------------------------------------------------
KROGER CO                          COM          501044101    3,980     200,000   SH       SOLE          200,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW             COM SER A    530718105   15,124   1,512,371   SH       SOLE        1,512,371
-----------------------------------------------------------------------------------------------------------------------------------
LO-JACK CORP                       COM          539451104    1,033     295,000   SH       SOLE          295,000
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                    COM          608190104   74,455   1,210,054   SH       SOLE        1,210,054
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                       COM          620076109    5,364     372,000   SH       SOLE          372,000
-----------------------------------------------------------------------------------------------------------------------------------
BAYCORP HLDGS CORP                 COM          072728108   32,564   2,736,500   SH       SOLE        2,736,500
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CA     DEPOSITARY REC 651426108   51,360   1,605,000   SH       SOLE        1,605,000
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC         COM          649445103   23,761     876,800   SH       SOLE          876,800
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                   COM          676220106   19,606   1,167,000   SH       SOLE        1,167,000
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC            COM          691471106   69,081   1,486,900   SH       SOLE        1,486,900
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                          COM          69331C108   22,872   1,278,500   SH       SOLE        1,278,500
-----------------------------------------------------------------------------------------------------------------------------------
PREMCOR INC                        COM          74045Q104    1,389      54,000   SH       SOLE           54,000
-----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL                 COM          74153Q102   27,125   1,732,100   SH       SOLE        1,732,100
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER                             COM          717081103    3,500     100,000   SH       SOLE          100,000
-----------------------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO                  COM          730448107   22,928     702,875   SH       SOLE          702,875
-----------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD                      COM          G6852T105   12,472     254,800   SH       SOLE          254,800
-----------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD                    COM          758110100    3,540     120,000   SH       SOLE          120,000
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD        COM          V7780T103   15,764     808,400   SH       SOLE          808,400
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC               CL A         761195205    2,050     194,500   SH       SOLE          194,500
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                     ORD          G90078109   27,082     869,400   SH       SOLE          869,400
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP             CL A RAINB MED 12686C844    6,692     764,800   SH       SOLE          764,800
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE HLDGS LTD           COM          G7496G103    9,747     266,300   SH       SOLE          266,300
-----------------------------------------------------------------------------------------------------------------------------------
TSAKOS ENERGY NAVIGATION LTD       SHS          G9108L108   13,500     964,264   SH       SOLE          964,264
-----------------------------------------------------------------------------------------------------------------------------------
TRIZEC PROPERTIES INC              COM          89687P107   11,050     655,400   SH       SOLE          655,400
-----------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                    CL A         902494103   29,217   1,883,738   SH       SOLE        1,883,738
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106   70,836   5,243,221   SH       SOLE        5,705,621
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  PUT          9021259SE    2,730     237,400   SH  PUT  SOLE          237,400
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  PUT          9021249VE    2,644     225,000   SH  PUT  SOLE          225,000
-----------------------------------------------------------------------------------------------------------------------------------
USA INTERACTIVE                    COM          902984103   26,874   1,146,000   SH       SOLE        1,146,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITRIN INC                        COM          913275103    1,377      38,500   SH       SOLE           38,500
 ----------------------------------------------------------------------------------------------------------------------------------
WELLMAN INC                        COM          949702104   11,536     688,700   SH       SOLE          688,700
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN RES INC                    COM          959425109   32,952   2,146,700   SH       SOLE        2,146,700
-----------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD           COM          G9618E107    7,754      24,500   SH       SOLE           24,500
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE INC                  COM          984757104    8,940     330,000   SH       SOLE          330,000
-----------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC                    COM          344849104    8,556     592,100   SH       SOLE          592,100
-----------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW                    SPONSORED ADR 50049M109   12,514     254,600   SH       SOLE          254,600
-----------------------------------------------------------------------------------------------------------------------------------
VODAPHONE GROUP PLC NEW           SPONSORED ADR 92857W100   18,250   1,337,000   SH       SOLE        1,337,000
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